Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The Company earns revenue from the sale of Merchant Solutions and Digital Wallets services. The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Total external revenue	$864,816	$697,341			$1,562,157
Interest revenue	$1,792	$37,189			$38,981
Intersegment revenue (2)	$11,738	$139		$(11,877)	$-
Total Revenue	$878,346	$734,669	$—	$(11,877)	$1,601,138
Adjusted EBITDA	$222,154	$318,706	$(82,197)	$-	$458,663

The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2022:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Total external revenue	$809,751	$680,587	$—	$—	$1,490,338
Interest revenue	$221	$5,578	$—	$—	$5,799
Intersegment revenue (2)	$7,381	$-	$—	$(7,381)	$-
Total Revenue	$817,353	$686,165	$—	$(7,381)	$1,496,137
Adjusted EBITDA	$200,304	$289,413	$(79,766)	$-	$409,951

The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2021:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Total external revenue	$736,969	$748,725	$—	$—	$1,485,694
Interest revenue	$19	$1,300	$—	$—	$1,319
Intersegment revenue (2)	$8,356	$-	$—	$(8,356)	$-
Total Revenue	$745,344	$750,025	$—	$(8,356)	$1,487,013
Adjusted EBITDA	$186,878	$332,090	$(75,070)	$-	$443,898

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
(2)
Intersegment revenue and related eliminations are primarily for processing of credit card transactions and deposits between segments.

Reconciliation Of Revenue From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s loss from operations before taxes is as follows:

	Year Ended December 31,
	2023	2022	2021
Segments Adjusted EBITDA	$540,860	$489,717	$518,968
Corporate costs	(82,197)	(79,766)	(75,070)
Depreciation and amortization	(263,433)	(266,819)	(261,372)
Share-based compensation	(28,873)	(62,354)	(101,770)
Impairment expense on goodwill and intangible assets	(1,254)	(1,887,223)	(324,145)
Restructuring and other costs	(6,061)	(64,132)	(25,883)
Loss on disposal of subsidiaries and other assets, net	(386)	(1,359)	-
Other income, net	13,081	83,778	239,661
Interest expense, net	(151,148)	(126,628)	(165,827)
Income / (loss) before taxes	$20,589	$(1,914,786)	$(195,438)

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area

The information below summarizes revenue by geographic area for the years ended December 31, 2023, 2022 and 2021.

	Year Ended December 31,
	2023	2022	2021
United States of America	$824,919	$774,050	$683,338
Germany	102,639	103,488	127,119
United Kingdom	27,450	28,896	52,263
All other countries (1)	607,149	583,904	622,974
Revenue from external customers	$1,562,157	$1,490,338	$1,485,694

(1)
No single country included in the “All other countries” category generated more than 10% of revenues. The revenue included within this category is predominately earned in Latin America, North America and Europe.

The Company has no single customer contributing 10% or more of the Company’s revenue in the period.

The information below summarizes long-lived assets, net by geographic area for the years ended December 31, 2023 and 2022.

	Year Ended December 31,
	2023	2022
United States of America	$14,909	$10,774
United Kingdom	11,968	11,768
Bulgaria	5,236	8,109
Canada	4,159	5,800
Austria	952	7,354
All other countries (1)	2,109	3,651
Total long lived assets, net	$39,333	$47,456

(1)
No single country included in the All other countries category generated more than 10% of total long lived assets.